CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jan. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 2,000,000.0	$ 0	$ 2,000,000						$ 2,000,000		$ 0
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]			us-gaap:LicenseMember						us-gaap:LicenseMember
Operating expenses:
Research and development			$ 4,958,000			$ 6,838,000			$ 14,121,000	$ 19,072,000	24,919,000	$ 19,340,000
General and administrative			4,494,000			848,000			9,153,000	4,595,000	6,136,000	4,379,000
Total operating expenses			9,452,000			7,686,000			23,274,000	23,667,000	31,055,000	23,719,000
Loss from operations			(7,452,000)			(7,686,000)			(21,274,000)	(23,667,000)	(31,055,000)	(23,719,000)
Other income, net:
Change in fair value of stock warrant liability											3,000	2,000
Interest income and other			1,095,000			218,000			1,546,000	360,000	553,000	26,000
Total other income, net			1,099,000			219,000			1,549,000	363,000	556,000	(723,000)
Net loss			(6,353,000)	$ (6,785,000)	$ (6,587,000)	(7,467,000)	$ (7,102,000)	$ (8,735,000)	(19,725,000)	(23,304,000)	(30,499,000)	(24,442,000)
Other comprehensive (loss) gain:
Net unrealized (loss) gain on investments in marketable securities				$ 13,000	$ 71,000	(56,000)	$ (106,000)		84,000	(162,000)	(84,000)
Total other comprehensive (loss) gain						(56,000)			84,000	(162,000)	(84,000)
Comprehensive loss			$ (6,353,000)			$ (7,523,000)			$ (19,641,000)	$ (23,466,000)	$ (30,583,000)	$ (24,442,000)
Net loss per share attributable to common stockholders, basic						$ (40.34)				$ (126.13)	$ (165.20)	$ (199.40)
Net loss per share attributable to common stockholders, diluted			$ (0.35)			$ (40.34)			$ (3.22)	$ (126.13)	$ (165.20)	$ (199.40)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic						185,084				184,756	184,619	122,579
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted			18,194,682			185,084			6,131,541	184,756	184,619	122,579
Series A and Series B
Other comprehensive (loss) gain:
Net loss per share attributable to common stockholders, basic			$ (0.35)						$ (3.22)
Net loss per share attributable to common stockholders, diluted			$ (0.35)						$ (3.22)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic			18,194,682						6,131,541
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted			18,194,682						6,131,541
Redeemable Convertible Preferred Stock Warrant
Other income, net:
Change in fair value of stock warrant liability						$ 1,000.0			$ (1,000.0)	$ 3,000.0	$ (3,000)	$ (2,000)
Series A Common Stock Warrants
Other income, net:
Change in fair value of stock warrant liability			$ 4,000.0						$ 4,000.0